Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, is comprised of the following:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Building	3,240	3,240
Office equipment, furniture and fixtures	109,767	106,230
Motor vehicles	4,163	5,369
Leasehold improvements	11,783	11,029
Total	128,953	125,868
Less: Accumulated depreciation	(119,717)	(117,397)
Construction in progress	53,640	53,640
	62,876	62,111